Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000093288 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093288 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093288 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093288 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093288 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093288 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093288 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093288 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093288 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093288 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093288 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093288 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000093288 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000093288 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000093288 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000093288 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000093288 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093288 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093288 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093288 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093288 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093288 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093288 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093289 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093289 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093289 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093289 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093289 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093289 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093289 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093289 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093289 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093289 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093289 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093289 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000093289 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000093289 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000093289 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000093289 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000093289 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093289 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093289 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093289 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093289 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093289 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093289 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093290 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093290 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093290 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093290 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093290 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093290 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093290 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093290 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093290 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093290 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093290 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093290 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000093290 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000093290 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000093290 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000093290 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000093290 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093290 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093290 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093290 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093290 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093290 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093290 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093291 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000093291 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093291 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000093291 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000093291 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000093291 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093291 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000093291 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093291 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000093291 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000093291 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000093291 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000093291 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000093291 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000093291 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000093291 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000093291 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000093291 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000093291 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000093291 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000093291 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000093291 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000093291 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156757 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156757 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156757 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156757 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156757 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156757 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156757 | RTX Corp.FR_75513E101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156757 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156757 | Abbott LaboratoriesFR_002824100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000156757 | Walt Disney Co.FR_254687106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000156757 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000156757 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000156757 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000156757 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000156757 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000156757 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000156757 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000156757 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000156757 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156757 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156757 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156757 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000156757 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241382 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241382 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241382 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241382 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241382 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241382 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241382 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241382 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241382 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241382 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241382 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241382 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241382 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241382 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000241382 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241382 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241382 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000241382 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241382 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241382 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241382 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241382 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241382 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241382 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171801 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171801 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171801 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171801 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171801 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171801 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171801 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171801 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171801 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171801 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171801 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171801 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000171801 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171801 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171801 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171801 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171801 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000171801 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171801 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171801 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171801 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171801 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171801 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171801 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171799 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171799 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171799 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171799 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171799 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171799 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171799 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171799 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171799 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171799 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171799 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171799 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000171799 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171799 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171799 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171799 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171799 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000171799 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171799 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171799 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171799 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171799 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171799 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171799 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171800 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171800 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171800 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171800 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171800 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171800 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171800 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171800 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171800 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171800 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171800 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000171800 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000171800 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171800 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171800 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000171800 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000171800 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000171800 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171800 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171800 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171800 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000171800 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171800 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171800 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241383 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241383 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241383 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000241383 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241383 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241383 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000241383 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000241383 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241383 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241383 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241383 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000241383 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000241383 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000241383 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000241383 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000241383 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000241383 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000241383 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241383 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241383 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000241383 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241383 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000241383 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000241383 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171804 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171804 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171804 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171804 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171804 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171804 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171804 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171804 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171804 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171804 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171804 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171804 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171804 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171804 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171804 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171804 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000171804 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000171804 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171804 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171804 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171804 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000171802 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171802 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171802 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171802 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171802 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171802 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171802 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171802 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171802 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171802 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171802 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000171802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000171802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171802 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171802 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000171803 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171803 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171803 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171803 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171803 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171803 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000171803 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000171803 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171803 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171803 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000171803 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000171803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000171803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000171803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000171803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000171803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000171803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000171803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171803 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171803 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000228030 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228030 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228030 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228030 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000228030 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228030 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000228030 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228030 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228030 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000228030 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000228030 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228030 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000228030 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000228030 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000228030 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000228030 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000228030 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.90%
C000228030 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000228030 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000228030 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228030 | AssetPurchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000171807 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171807 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171807 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171807 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171807 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171807 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171807 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171807 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171807 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171807 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000171807 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000171807 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171807 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171807 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171807 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000171807 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171807 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171807 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171807 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171807 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171807 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171807 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171807 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171805 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171805 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171805 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171805 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171805 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171805 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171805 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171805 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171805 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171805 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000171805 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000171805 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171805 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171805 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171805 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000171805 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171805 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171805 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171805 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171805 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171805 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171805 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171805 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000171806 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000171806 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171806 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171806 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171806 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171806 | Procter & Gamble Co.FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | QUALCOMM, Inc.FR_747525103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171806 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171806 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171806 | Capital One Financial Corp.FR_14040H105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171806 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[7]
C000171806 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000171806 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000171806 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000171806 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000171806 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000171806 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000171806 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000171806 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171806 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000171806 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171806 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000171806 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000171806 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241763 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241763 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241763 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | JPMorgan Chase & Co. Fixed until 04/22/2040FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241763 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241763 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241763 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241763 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241763 | Consolidated Edison Co. of New York, Inc.FR_209111FN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241763 | Energy Transfer LPFR_29273RAJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241763 | U.S. Government Obligations_FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241763 | AAA_FR_88240TAD3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241763 | AA_FR_82622RAG1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241763 | A_FR_04686JAL5
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000241763 | BBB_FR_83272GAF8
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000241763 | BB_FR_221625AU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241763 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241763 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000241763 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241763 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241763 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241763 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241763 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241763 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241763 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241761 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241761 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241761 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | JPMorgan Chase & Co. Fixed until 04/22/2040FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000241761 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000241761 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241761 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241761 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000241761 | Consolidated Edison Co. of New York, Inc.FR_209111FN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241761 | Energy Transfer LPFR_29273RAJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000241761 | U.S. Government Obligations_FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000241761 | AAA_FR_88240TAD3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241761 | AA_FR_82622RAG1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000241761 | A_FR_04686JAL5
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000241761 | BBB_FR_83272GAF8
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000241761 | BB_FR_221625AU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000241761 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241761 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000241761 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000241761 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241761 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241761 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000241761 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000241761 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000241761 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000241761 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246912 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBT4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246912 | Charter Communications Operating LLC/Charter Communications Operating CapitalFR_161175BA1
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246912 | Oracle Corp.FR_68389XCK9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | JPMorgan Chase & Co. Fixed until 04/22/2040FR_46647PBM7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246912 | Virginia Electric & Power Co.FR_927804FG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000246912 | AT&T, Inc.FR_00206RLJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246912 | U.S. Treasury NotesFR_91282CNT4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246912 | Verizon Communications, Inc.FR_92343VGC2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246912 | Consolidated Edison Co. of New York, Inc.FR_209111FN8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246912 | Energy Transfer LPFR_29273RAJ8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246912 | U.S. Government Obligations_FR_912810UL0
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000246912 | AAA_FR_88240TAD3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000246912 | AA_FR_82622RAG1
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246912 | A_FR_04686JAL5
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000246912 | BBB_FR_83272GAF8
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000246912 | BB_FR_221625AU0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246912 | B_FR_P7808BAB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246912 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000246912 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	89.30%
C000246912 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246912 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246912 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246912 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246912 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000246912 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246912 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000132301 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000132301 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132301 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132301 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132301 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132301 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132301 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132301 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132301 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132301 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132301 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000132301 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000132301 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000132301 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132301 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132301 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000132301 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000132301 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132301 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132301 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132301 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132301 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132302 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000132302 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132302 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132302 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132302 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132302 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132302 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132302 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132302 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132302 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132302 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[9]
C000132302 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000132302 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000132302 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132302 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132302 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000132302 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000132302 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132302 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132302 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132302 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132302 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132303 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000132303 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132303 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132303 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132303 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132303 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132303 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132303 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132303 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132303 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132303 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000132303 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000132303 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000132303 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132303 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132303 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000132303 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000132303 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132303 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132303 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132303 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132303 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000132304 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000132304 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000132304 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132304 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132304 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000132304 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132304 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132304 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000132304 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000132304 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000132304 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[11]
C000132304 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000132304 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000132304 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000132304 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000132304 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000132304 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000132304 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000132304 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000132304 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000132304 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000132304 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171825 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000171825 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171825 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171825 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171825 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171825 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171825 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171825 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171825 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171825 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171825 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000171825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000171825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000171825 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171825 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171825 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171825 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171825 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171823 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000171823 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171823 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171823 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171823 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171823 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171823 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171823 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171823 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171823 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171823 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[13]
C000171823 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171823 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000171823 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171823 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171823 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171823 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000171823 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171823 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171823 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171823 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171823 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171824 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000171824 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000171824 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171824 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171824 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000171824 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171824 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171824 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171824 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000171824 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171824 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[14]
C000171824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000171824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000171824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000171824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000171824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000171824 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000171824 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000171824 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171824 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000171824 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000228028 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228028 | Hilton Worldwide Holdings, Inc.FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000228028 | Targa Resources Corp.FR_87612G101
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228028 | Veeva Systems, Inc.FR_922475108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228028 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228028 | NRG Energy, Inc.FR_629377508
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228028 | Axon Enterprise, Inc.FR_05464C101
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228028 | Clean Harbors, Inc.FR_184496107
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000228028 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000228028 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000228028 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[15]
C000228028 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000228028 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000228028 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000228028 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000228028 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000228028 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000228028 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000228028 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228028 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228028 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000228028 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140993 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140993 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140993 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140993 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140993 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140993 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140993 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140993 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140993 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140993 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000140993 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140993 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140993 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000140993 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000140993 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000140993 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140993 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140993 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000140993 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000140993 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140993 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140993 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140993 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140994 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140994 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140994 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140994 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140994 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140994 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140994 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140994 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140994 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140994 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000140994 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140994 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140994 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000140994 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000140994 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000140994 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140994 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140994 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000140994 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000140994 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140994 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140994 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140994 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140995 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140995 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140995 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140995 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140995 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140995 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140995 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140995 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140995 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140995 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000140995 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140995 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140995 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000140995 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000140995 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000140995 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140995 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140995 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000140995 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000140995 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140995 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140995 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140995 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000140996 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000140996 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000140996 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140996 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000140996 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000140996 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000140996 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000140996 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140996 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140996 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000140996 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000140996 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000140996 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000140996 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000140996 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000140996 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000140996 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140996 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000140996 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000140996 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000140996 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000140996 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000140996 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171834 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171834 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171834 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171834 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171834 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171834 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171834 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171834 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171834 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171834 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000171834 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171834 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171834 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000171834 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000171834 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171834 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171834 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171834 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171834 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171834 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171834 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171834 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171834 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171832 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171832 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171832 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171832 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171832 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171832 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171832 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171832 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171832 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171832 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000171832 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171832 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171832 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000171832 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000171832 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171832 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171832 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171832 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171832 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171832 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171832 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171832 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171832 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171833 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000171833 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171833 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000171833 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171833 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000171833 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171833 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000171833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000171833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000171833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000171833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000171833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000171833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000171833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000171833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000171833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172163 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000172163 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172163 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172163 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000172163 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172163 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172163 | Zimmer Biomet Holdings, Inc.FR_98956P102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Molson Coors Beverage Co.FR_60871R209
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000172163 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172163 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C000172163 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000172163 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000172163 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000172163 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000172163 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000172163 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000172163 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000172163 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000172163 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000172163 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172163 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000172163 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000172163 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137932 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137932 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137932 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137932 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137932 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137932 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000137932 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137932 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137932 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137932 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137932 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137932 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000137932 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137932 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137932 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000137932 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000137932 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137933 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137933 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137933 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137933 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137933 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137933 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000137933 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137933 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137933 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137933 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137933 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137933 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000137933 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137933 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137933 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000137933 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000137933 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137934 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137934 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137934 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137934 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137934 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137934 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000137934 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137934 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137934 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137934 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137934 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137934 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000137934 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137934 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137934 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000137934 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000137934 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000137935 | Blackrock, Inc.FR_09290D101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000137935 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000137935 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000137935 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137935 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000137935 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000137935 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000137935 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000137935 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000137935 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000137935 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000137935 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000137935 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000137935 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000137935 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000137935 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000137935 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021228 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021228 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021228 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021228 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021228 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021228 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021228 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021228 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021228 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021228 | U.S. Government Obligations_FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000021228 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021228 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021228 | A_FR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021228 | BBB_FR_07274NAL7
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021228 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021228 | _FR_22757XAA4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021228 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021228 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021228 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021228 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021228 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021228 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021228 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[16]
C000021228 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000021228 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000021228 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021228 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021228 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021230 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021230 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021230 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000021230 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021230 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000021230 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021230 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021230 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021230 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021230 | U.S. Government Obligations_FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000021230 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021230 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021230 | A_FR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021230 | BBB_FR_07274NAL7
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021230 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021230 | _FR_22757XAA4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021230 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021230 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000021230 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021230 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021230 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021230 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021230 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[17]
C000021230 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000021230 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000021230 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021230 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021230 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081953 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081953 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081953 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000081953 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081953 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000081953 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000081953 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081953 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081953 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081953 | U.S. Government Obligations_FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000081953 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081953 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081953 | A_FR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000081953 | BBB_FR_07274NAL7
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000081953 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081953 | _FR_22757XAA4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081953 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081953 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000081953 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000081953 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081953 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000081953 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000081953 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[18]
C000081953 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000081953 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000081953 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000081953 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081953 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234683 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234683 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000234683 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234683 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234683 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234683 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234683 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234683 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234683 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234683 | U.S. Government Obligations_FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000234683 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000234683 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234683 | A_FR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000234683 | BBB_FR_07274NAL7
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000234683 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234683 | _FR_22757XAA4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234683 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234683 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000234683 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000234683 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234683 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234683 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234683 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[19]
C000234683 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000234683 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000234683 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000234683 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234683 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156741 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156741 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000156741 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000156741 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156741 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000156741 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000156741 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156741 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F0226B6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156741 | Uniform Mortgage-Backed Security, TBAFR_01F0306B9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156741 | U.S. Government Obligations_FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000156741 | AAA_FR_64829VAA4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000156741 | Not Rated_FR_05377RDY7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156741 | A_FR_225401AZ1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156741 | BBB_FR_07274NAL7
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000156741 | BB_FR_81728UAA2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156741 | _FR_22757XAA4
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156741 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156741 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000156741 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000156741 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156741 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000156741 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000156741 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[20]
C000156741 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(8.10%)
C000156741 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C000156741 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000156741 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000156741 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000054268 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000054268 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054268 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054268 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054268 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054268 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054268 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054268 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000054268 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000054268 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000054268 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000054268 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000054268 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000054268 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000054268 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054268 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000054268 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054268 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000054268 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000054268 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000054268 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054268 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054268 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054268 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000054268 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000054269 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000054269 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054269 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054269 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054269 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000054269 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000054269 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000054269 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000054269 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000054269 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000054269 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000054269 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000054269 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000054269 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000054269 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000054269 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000054269 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054269 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000054269 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000054269 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000054269 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000054269 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000054269 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000054269 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000054269 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000081831 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000081831 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081831 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081831 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081831 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000081831 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081831 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000081831 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000081831 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000081831 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000081831 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000081831 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000081831 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000081831 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000081831 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081831 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000081831 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081831 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000081831 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081831 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000081831 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000081831 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000081831 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081831 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000081831 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021256 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021256 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021256 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021256 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021256 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021256 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021256 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021256 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000021256 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021256 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021256 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000021256 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000021256 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021256 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021256 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021256 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021256 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021256 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000021256 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021256 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000021256 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021256 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021256 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021256 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021256 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237766 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237766 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237766 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237766 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237766 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237766 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237766 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237766 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237766 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000237766 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237766 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000237766 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000237766 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237766 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237766 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237766 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237766 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237766 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000237766 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237766 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237766 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237766 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237766 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237766 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237766 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237767 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237767 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237767 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237767 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237767 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237767 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237767 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237767 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237767 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000237767 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237767 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000237767 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000237767 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237767 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237767 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237767 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237767 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237767 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000237767 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237767 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237767 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237767 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237767 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237767 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237767 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237768 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237768 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237768 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237768 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237768 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000237768 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237768 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000237768 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000237768 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000237768 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237768 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000237768 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000237768 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237768 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000237768 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237768 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000237768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000237768 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000237768 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237768 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000237768 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237768 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237768 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000156747 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000156747 | U.S. Treasury NotesFR_91282CMN8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156747 | U.S. Treasury NotesFR_91282CMS7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156747 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156747 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000156747 | Wells Fargo & Co.FR_95000U2A0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000156747 | GXO Logistics, Inc.FR_36262GAF8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000156747 | Citigroup, Inc.FR_172967NA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | Bank of America Corp.FR_06051GKP3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | Barclays PLCFR_06738ECC7
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | U.S. Government Obligations_FR_35564CAA5
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000156747 | AAA_FR_64830MAG8
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000156747 | AA_FR_64830GAB2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156747 | A_FR_55389TAB7
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000156747 | BBB_FR_709599BY9
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000156747 | BB_FR_81180LAM7
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000156747 | B_FR_131347CN4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000156747 | CCC and Below_FR_12433QAL8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000156747 | A_FR_78017DAN8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000156747 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156747 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	70.00%
C000156747 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000156747 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000156747 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156747 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000156747 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156747 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000156747 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000117711 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117711 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117711 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117711 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117711 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117711 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117711 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117711 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117711 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117711 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117711 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000117711 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117711 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000117711 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000117711 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000117711 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000117711 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117711 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117711 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117711 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117711 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117712 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117712 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117712 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117712 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117712 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117712 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117712 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117712 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117712 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117712 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117712 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000117712 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117712 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000117712 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000117712 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000117712 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000117712 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117712 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117712 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117712 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117712 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117713 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117713 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117713 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117713 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117713 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117713 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117713 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117713 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117713 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117713 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117713 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000117713 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117713 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000117713 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000117713 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000117713 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000117713 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117713 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117713 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117713 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117713 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000117714 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000117714 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000117714 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000117714 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117714 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000117714 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000117714 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117714 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117714 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117714 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000117714 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000117714 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000117714 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000117714 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000117714 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000117714 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000117714 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000117714 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000117714 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000117714 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000117714 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171822 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171822 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171822 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171822 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171822 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171822 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171822 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171822 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171822 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171822 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171822 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171822 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171822 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000171822 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171822 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000171822 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000171822 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171822 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171822 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171822 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171822 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171820 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171820 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171820 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171820 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171820 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171820 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171820 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171820 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171820 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171820 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171820 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171820 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171820 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000171820 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171820 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000171820 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000171820 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171820 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171820 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171820 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171820 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171821 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000171821 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000171821 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171821 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171821 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171821 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171821 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171821 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171821 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171821 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000171821 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000171821 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000171821 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000171821 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000171821 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000171821 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000171821 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000171821 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171821 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171821 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000171821 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172147 | Pegasystems, Inc.FR_705573103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000172147 | AAON, Inc.FR_000360206
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000172147 | Ligand Pharmaceuticals, Inc.FR_53220K504
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000172147 | UL Solutions, Inc.FR_903731107
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172147 | Stevanato Group SpAFR_T9224W109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000172147 | Casella Waste Systems, Inc.FR_147448104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172147 | Appfolio, Inc.FR_03783C100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172147 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172147 | Medpace Holdings, Inc.FR_58506Q109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172147 | ADMA Biologics, Inc.FR_000899104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000172147 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000172147 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000172147 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000172147 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000172147 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000172147 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000172147 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000172147 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172147 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172147 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000172147 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112974 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112974 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112974 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112974 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112974 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112974 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112974 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112974 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112974 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112974 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112974 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112974 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000112974 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112974 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112974 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112974 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112974 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000112974 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112974 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112974 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112974 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112974 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112974 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112974 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112971 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112971 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112971 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112971 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112971 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112971 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112971 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112971 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112971 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112971 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112971 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112971 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000112971 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112971 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112971 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112971 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112971 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000112971 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112971 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112971 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112971 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112971 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112971 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112971 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112972 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112972 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112972 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112972 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112972 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112972 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112972 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112972 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112972 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112972 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112972 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112972 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000112972 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112972 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112972 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112972 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112972 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000112972 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112972 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112972 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112972 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112972 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112972 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112972 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112973 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112973 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112973 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000112973 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112973 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000112973 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000112973 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112973 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000112973 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112973 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000112973 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000112973 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000112973 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000112973 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000112973 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000112973 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000112973 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000112973 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112973 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112973 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000112973 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000112973 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000112973 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112973 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171819 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171819 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171819 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171819 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171819 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171819 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171819 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171819 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171819 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171819 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171819 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000171819 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000171819 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000171819 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171819 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171819 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171819 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000171819 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171819 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171819 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171819 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171819 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171819 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171819 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171817 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171817 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171817 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171817 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171817 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171817 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171817 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171817 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171817 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171817 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171817 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000171817 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000171817 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000171817 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171817 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171817 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171817 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000171817 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171817 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171817 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171817 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171817 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171817 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171817 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000171818 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171818 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000171818 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171818 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171818 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171818 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000171818 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171818 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000171818 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171818 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171818 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000171818 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000171818 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000171818 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000171818 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000171818 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171818 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000171818 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171818 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000171818 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171818 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000171818 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000171818 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000171818 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000172145 | Mueller Industries, Inc.FR_624756102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172145 | EMCOR Group, Inc.FR_29084Q100
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000172145 | OSI Systems, Inc.FR_671044105
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000172145 | Northwestern Energy Group, Inc.FR_668074305
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172145 | Magnolia Oil & Gas Corp.FR_559663109
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000172145 | Webster Financial Corp.FR_947890109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000172145 | LSI Industries, Inc.FR_50216C108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172145 | Tower Semiconductor Ltd.FR_M87915274
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000172145 | Silicon Motion Technology Corp.FR_82706C108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172145 | Piper Sandler Cos.FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000172145 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000172145 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000172145 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000172145 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000172145 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000172145 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000172145 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000172145 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000172145 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172145 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172145 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000172145 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000172145 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000172145 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021260 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021260 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021260 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021260 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021260 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000021260 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021260 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021260 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021260 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021260 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021262 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021262 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021262 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021262 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021262 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000021262 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021262 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021262 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021262 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021262 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021262 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021262 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021262 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021262 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021262 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021262 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021262 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021262 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000081833 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081833 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000081833 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000081833 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000081833 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000081833 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000081833 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000081833 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000081833 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000081833 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000081833 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000081833 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000081833 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000081833 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000081833 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000081833 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000081833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000081833 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021263 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021263 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021263 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021263 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021263 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000021263 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000021263 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021263 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000021263 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021263 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000021263 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000021263 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000021263 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021263 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021263 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021263 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000021263 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021263 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000156749 | Kraft Heinz Co.FR_500754106
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000156749 | LKQ Corp.FR_501889208
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | Graphic Packaging Holding Co.FR_388689101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | Conagra Brands, Inc.FR_205887102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156749 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000156749 | Commercial Metals Co.FR_201723103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000156749 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000156749 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000156749 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000156749 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000156749 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000156749 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000156749 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000156749 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000156749 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000156749 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000156749 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000156749 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156749 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000156749 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000149082 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.006057_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000149082 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149082 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149082 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000149082 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149082 | Federal National Mortgage AssociationFR_31418ECV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149082 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149082 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149082 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149082 | Federal Home Loan Mortgage Corp.FR_3132DWEP4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149082 | U.S. Government Obligations_FR_3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000149082 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149082 | AA_FR_931142EX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149082 | A_FR_713448FE3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000149082 | BBB_FR_68389XCD5
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000149082 | BB_FR_92840VAP7
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000149082 | B_FR_00149HAC8
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000149082 | CCC and Below_FR_69315JAG8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149082 | _FR_70082LAD9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149082 | B_FR_F7000QAC5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149082 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000149082 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149082 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000149082 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149082 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000149082 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149082 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000149082 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000149082 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149082 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000149082 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000149084 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.006057_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000149084 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149084 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149084 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000149084 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149084 | Federal National Mortgage AssociationFR_31418ECV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149084 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149084 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149084 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149084 | Federal Home Loan Mortgage Corp.FR_3132DWEP4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149084 | U.S. Government Obligations_FR_3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000149084 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149084 | AA_FR_931142EX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149084 | A_FR_713448FE3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000149084 | BBB_FR_68389XCD5
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000149084 | BB_FR_92840VAP7
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000149084 | B_FR_00149HAC8
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000149084 | CCC and Below_FR_69315JAG8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149084 | _FR_70082LAD9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149084 | B_FR_F7000QAC5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149084 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000149084 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149084 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000149084 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149084 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000149084 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149084 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000149084 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000149084 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149084 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000149084 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000149085 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.006057_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000149085 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149085 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149085 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000149085 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000149085 | Federal National Mortgage AssociationFR_31418ECV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000149085 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000149085 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149085 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149085 | Federal Home Loan Mortgage Corp.FR_3132DWEP4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000149085 | U.S. Government Obligations_FR_3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000149085 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000149085 | AA_FR_931142EX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149085 | A_FR_713448FE3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000149085 | BBB_FR_68389XCD5
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000149085 | BB_FR_92840VAP7
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000149085 | B_FR_00149HAC8
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000149085 | CCC and Below_FR_69315JAG8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000149085 | _FR_70082LAD9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000149085 | B_FR_F7000QAC5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000149085 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000149085 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000149085 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000149085 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000149085 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000149085 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000149085 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000149085 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000149085 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000149085 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000149085 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000263010 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_4.006057_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000263010 | Federal National Mortgage AssociationFR_3140XMV86
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000263010 | U.S. Treasury BondsFR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000263010 | Sculptor CLO XXX Ltd.FR_81124NBA7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000263010 | Federal National Mortgage AssociationFR_3140XPU64
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000263010 | Federal National Mortgage AssociationFR_31418ECV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000263010 | Sound Point CLO 35 Ltd.FR_83607PAY3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000263010 | LCM 41 Ltd.FR_501971AW5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263010 | Dryden 95 CLO Ltd.FR_262487AQ4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263010 | Federal Home Loan Mortgage Corp.FR_3132DWEP4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000263010 | U.S. Government Obligations_FR_3142J6AN3
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000263010 | AAA_FR_4581X0EH7
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000263010 | AA_FR_931142EX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000263010 | A_FR_713448FE3
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000263010 | BBB_FR_68389XCD5
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000263010 | BB_FR_92840VAP7
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000263010 | B_FR_00149HAC8
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000263010 | CCC and Below_FR_69315JAG8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000263010 | _FR_70082LAD9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000263010 | B_FR_F7000QAC5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000263010 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	47.00%
C000263010 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000263010 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000263010 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000263010 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000263010 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000263010 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000263010 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000263010 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000263010 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000263010 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000122141 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122141 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122141 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122141 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122141 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122141 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122141 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122141 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122141 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122141 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122141 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[25]
C000122141 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000122141 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000122141 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000122141 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122141 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122141 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000122141 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122141 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122141 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122141 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122141 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122141 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122142 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122142 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122142 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122142 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122142 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122142 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122142 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122142 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122142 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122142 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122142 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[26]
C000122142 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000122142 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000122142 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000122142 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122142 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122142 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000122142 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122142 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122142 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122142 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122142 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122142 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122143 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122143 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122143 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122143 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122143 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122143 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122143 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122143 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122143 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122143 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122143 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[27]
C000122143 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000122143 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000122143 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000122143 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122143 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122143 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000122143 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122143 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122143 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122143 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122143 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122143 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122144 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122144 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122144 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000122144 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000122144 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122144 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122144 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122144 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122144 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000122144 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122144 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[28]
C000122144 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000122144 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000122144 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000122144 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000122144 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000122144 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000122144 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122144 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000122144 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122144 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122144 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122144 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000156763 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156763 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156763 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000156763 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000156763 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000156763 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000156763 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000156763 | Bank of America Corp.FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000156763 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000156763 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000156763 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[29]
C000156763 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000156763 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000156763 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000156763 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000156763 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000156763 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000156763 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000156763 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000156763 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000156763 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000156763 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000156763 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000241771 | Toyota Auto Loan Extended Note TrustFR_89231EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241771 | American Express Credit Account Master TrustFR_02582JJZ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | BA Credit Card TrustFR_05522RDG0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | Ford Credit Floorplan Master Owner Trust AFR_34528QHV9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | Discover Card Execution Note TrustFR_254683CY9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241771 | Ford Credit Auto Owner TrustFR_345340AA1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Capital One Multi-Asset Execution TrustFR_14041NFV8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Endeavour Funding Co. LLCFR_29261NDA7_0.000000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | GM Financial Revolving Receivables TrustFR_36263HAA6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | Bayer Corp.FR_07273MGL4_0.000000_2026-07-20
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | AAA_FR_12551JAL0
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000241771 | AA_FR_592179KD6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241771 | A_FR_89788MAN2
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000241771 | BBB_FR_92343VDY7
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000241771 | _FR_55607LAD6_0.000000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241771 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241771 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000241771 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000241771 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241771 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241771 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000241768 | Toyota Auto Loan Extended Note TrustFR_89231EAA1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000241768 | American Express Credit Account Master TrustFR_02582JJZ4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | BA Credit Card TrustFR_05522RDG0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | Ford Credit Floorplan Master Owner Trust AFR_34528QHV9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | Discover Card Execution Note TrustFR_254683CY9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000241768 | Ford Credit Auto Owner TrustFR_345340AA1
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Capital One Multi-Asset Execution TrustFR_14041NFV8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Endeavour Funding Co. LLCFR_29261NDA7_0.000000_2026-04-10
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | GM Financial Revolving Receivables TrustFR_36263HAA6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | Bayer Corp.FR_07273MGL4_0.000000_2026-07-20
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | AAA_FR_12551JAL0
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000241768 | AA_FR_592179KD6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000241768 | A_FR_89788MAN2
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000241768 | BBB_FR_92343VDY7
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000241768 | _FR_55607LAD6_0.000000_2026-01-13
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241768 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241768 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000241768 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000241768 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000241768 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000241768 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000080716 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080716 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080716 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000080716 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080716 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080716 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080716 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080716 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080716 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080716 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080716 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080716 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080716 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080716 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080716 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000080716 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080716 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000080716 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080716 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080716 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[30]
C000080718 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080718 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080718 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000080718 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080718 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080718 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080718 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080718 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080718 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080718 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080718 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080718 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080718 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080718 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080718 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000080718 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080718 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000080718 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080718 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080718 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[31]
C000081840 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000081840 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000081840 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000081840 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000081840 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000081840 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000081840 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000081840 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000081840 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081840 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000081840 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000081840 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000081840 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000081840 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081840 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000081840 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000081840 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000081840 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000081840 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000081840 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[32]
C000080720 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080720 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000080720 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000080720 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000080720 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000080720 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000080720 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000080720 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000080720 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000080720 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000080720 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000080720 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000080720 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000080720 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000080720 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000080720 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080720 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000080720 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000080720 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000080720 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[33]
C000228027 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000228027 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000228027 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000228027 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000228027 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000228027 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000228027 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000228027 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000228027 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228027 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228027 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000228027 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000228027 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000228027 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000228027 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000228027 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000228027 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000228027 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000228027 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228027 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[34]
C000110015 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000110015 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000110015 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000110015 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000110015 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000110015 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000110015 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000110015 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000110015 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000110015 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000110015 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000110015 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000110015 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000110015 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000110015 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000110015 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000110015 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	54.00%
C000110015 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000110015 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000110015 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[35]

[1]	Percentage rounds to less than 0.1% or (0.1)%.
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[16]	Percentage rounds to less than 0.1% or (0.1)%.
[17]	Percentage rounds to less than 0.1% or (0.1)%.
[18]	Percentage rounds to less than 0.1% or (0.1)%.
[19]	Percentage rounds to less than 0.1% or (0.1)%.
[20]	Percentage rounds to less than 0.1% or (0.1)%.
[21]	Percentage rounds to less than 0.1% or (0.1)%.
[22]	Percentage rounds to less than 0.1% or (0.1)%.
[23]	Percentage rounds to less than 0.1% or (0.1)%.
[24]	Percentage rounds to less than 0.1% or (0.1)%.
[25]	Percentage rounds to less than 0.1% or (0.1)%.
[26]	Percentage rounds to less than 0.1% or (0.1)%.
[27]	Percentage rounds to less than 0.1% or (0.1)%.
[28]	Percentage rounds to less than 0.1% or (0.1)%.
[29]	Percentage rounds to less than 0.1% or (0.1)%.
[30]	Percentage rounds to less than 0.1% or (0.1)%.
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[34]	Percentage rounds to less than 0.1% or (0.1)%.
[35]	Percentage rounds to less than 0.1% or (0.1)%.